INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2017
Investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the carrying amount for Brookfield Infrastructure’s investment properties:

US$ MILLIONS	2017	2016
Balance at beginning of the year	$154	$153
Additions, net of disposals	—	3
Non-cash additions	—	10
Fair value adjustments	23	12
Foreign currency translation	15	(24)
Balance at end of the year	$192	$154
Our partnership has classified all assets below under level 3 of the fair value hierarchy:

Segment	Valuation technique	Significant unobservable inputs	Range of inputs
Transport	Direct Income Capitalization	Capitalization Rate	6% to 14%